Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	December 31, 2018	December 31, 2017
Bermuda	5,387,347	6,053,546
Cayman	3,705,468	3,242,343
Channel Islands and the UK	1,966,547	1,586,134
Other	30,035	13,859
Total assets before inter-segment eliminations	11,089,397	10,895,882
Less: inter-segment eliminations	(316,219)	(116,645)
Total	10,773,178	10,779,237

2018	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	202,901	2,383	6,823	87,352	299,459	(20)	299,439	202,318	97,121
Cayman	102,793	416	1,297	47,781	152,287	349	152,636	60,666	91,970
Channel Islands and the UK	37,276	(2,799)	(1,129)	26,824	60,172	(1,185)	58,987	50,353	8,634
Other	19	—	—	15,157	15,176	1	15,177	17,718	(2,541)
Total before eliminations	342,989	—	6,991	177,114	527,094	(855)	526,239	331,055	195,184
Inter-segment eliminations	—	—	—	(8,428)	(8,428)	—	(8,428)	(8,428)	—
Total	342,989	—	6,991	168,686	518,666	(855)	517,811	322,627	195,184

2017	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	178,600	1,324	4,618	81,416	265,958	2,785	268,743	192,293	76,450
Cayman	86,074	3	1,033	46,004	133,114	(28)	133,086	59,400	73,686
Channel Islands and the UK	24,978	(1,367)	186	24,445	48,242	(1,488)	46,754	43,758	2,996
Other	92	40	—	11,424	11,556	—	11,556	11,436	120
Total before eliminations	289,744	—	5,837	163,289	458,870	1,269	460,139	306,887	153,252
Inter-segment eliminations	—	—	—	(5,464)	(5,464)	—	(5,464)	(5,464)	—
Total	289,744	—	5,837	157,825	453,406	1,269	454,675	301,423	153,252

2016	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	160,466	1,642	(7,263)	71,765	226,610	1,412	228,022	164,581	63,441
Cayman	79,644	388	2,135	41,364	123,531	(532)	122,999	60,613	62,386
Channel Islands and the UK	18,283	(2,060)	729	28,155	45,107	134	45,241	55,387	(10,146)
Other	87	30	—	9,194	9,311	—	9,311	9,050	261
Total before eliminations	258,480	—	(4,399)	150,478	404,559	1,014	405,573	289,631	115,942
Inter-segment eliminations	—	—	—	(3,005)	(3,005)	—	(3,005)	(3,005)	—
Total	258,480	—	(4,399)	147,473	401,554	1,014	402,568	286,626	115,942